Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Other Intangible Assets, Net
Goodwill and Other Intangible Assets, Net

4.  Goodwill and Other Intangible Assets, Net

The components of intangible assets as of December 31, 2024 and 2023 are as follows:

	Thousands of Yen
	2024	2023
Intangible assets subject to amortization:
Software for internal use	¥233,717	¥220,343
Customer relationship	180,000	180,000
Store operating rights	925,334	637,138
Trademark	172,894	160,000
Other	750	750
Total	1,512,695	1,198,231
Accumulated amortization	(373,767)	(277,900)
Net carrying amount	1,138,928	920,331

Intangible assets not subject to amortization:
Goodwill	389,131	484,564
Telephone rights	369	369
Total	389,500	484,933
Total intangible assets	¥1,528,428	¥1,405,264

The aggregate amortization expense was ¥182,413 thousand, ¥145,555 thousand and ¥85,918 thousand for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the weighted average amortization period was as follows: internal-use software – 5 and 4 years, customer relationships – 7 and 6 years, store operating rights – 7 and 3 years, and trademark – 10 years for both years, respectively.

The Company recorded an impairment loss of ¥22,738 thousand on store operating rights of certain relaxation salons in the relaxation segment for the year ended December 31, 2024. The Company conducted strategic reviews of its future profitability forecast. Following these reviews, the Company reduced the corresponding estimated future cash flows of these assets and the estimated ability to recover the carrying amount of the reacquired rights within the period applicable to the impairment determination, resulting in the impairment charges. There were no impairment charges recorded during the years ended December 31, 2023.

The estimated aggregate amortization expense for other intangible assets for the next five years and thereafter is as follows:

Thousands of Yen
Year ending December 31:
2025	¥201,395
2026	200,473
2027	194,790
2028	177,601
2029	149,675
Thereafter	214,994
Total	¥1,138,928

The following table shows changes in carrying amount of goodwill for the years ended December 31, 2024, 2023 and 2022:

Thousands of Yen
Balance at December 31, 2022	¥539,490
Sale of directly-owned salons, and closure of directly-owned salons	(54,926)
Balance at December 31, 2023	¥484,564
Acquisition of rehabilitation business	22,324
Sale of directly-owned salons, and closure of directly-owned salons	(117,757)
Balance at December 31, 2024	¥389,131

The Company performed a qualitative assessment for its annual goodwill impairment test on December 31, 2024,2023 and 2022. Based on the test, the Company believes that the assumptions used in its annual impairment test are reasonable, but variations in any of the assumptions may result in different calculations of fair values and impairment charges. The impacts of any adverse business and market conditions which impact the overall performance of the Company’s reporting units will continue to be monitored. If the Company’s reporting units do not achieve the financial performance that the Company expects, it is possible that goodwill impairment charges may result. There can therefore be no assurance that future events will not result in an impairment of goodwill. No impairment losses on goodwill were recognized for the years ended December 31, 2024,2023 and 2022.